Property and Equipment, Net - Schedule of Depreciation Expense (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 89,617,316	$ 14,062,913	¥ 59,719,535	¥ 37,340,304
Hotel Operating Costs
Property Plant And Equipment [Line Items]
Depreciation expense	80,575,644	12,644,077	53,850,494	31,671,274
General And Administrative Expenses
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 9,041,672	$ 1,418,836	¥ 5,869,041	¥ 5,669,030